Business Combination (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 10, 2012 Juedui 100 CNY	Dec. 10, 2012 Juedui 100 Brand name CNY	Dec. 10, 2012 Juedui 100 Customer relationships CNY	Dec. 10, 2012 Juedui 100 Source code CNY
Acquisition of The Juedui 100 Business
Purchase consideration			5,500
Identifiable intangible assets				2,141	1,637	933
Identifiable assets acquired			4,711
Goodwill	127	789	789
Cash consideration			5,500